Earnings Per Share (Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted average common shares outstanding - basic	234,189,000	234,997,000	237,972,000
Effect of dilutive securities	2,077,000	1,738,000	1,822,000
Weighted average common shares outstanding - diluted	236,266,000	236,735,000	239,794,000